Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
January 31, 2025
(Unaudited)
Principal
Amount Value
CORPORATE BONDS — 26.4%
Banks — 6 .4%
$ 2,300,000 Banco Santander SA,
5 .59% , 08/08/28 ........... $ 2,342,993
5,032,000 Bank of America Corp.,
(SOFR RATE + 0.960%),
1 .73% , 07/22/27 (a) ......... 4,815,241
4,600,000 Bank of America Corp. GMTN,
(SOFR RATE + 1.370%),
1 .92% , 10/24/31 (a) ......... 3,867,602
2,479,000 Bank of New York Mellon Corp. (The)
MTN,
(SOFR RATE + 1.418%),
4 .29% , 06/13/33 (a) ......... 2,339,871
4,600,000 Barclays Plc,
(SOFR RATE + 1.880%),
6 .50% , 09/13/27 (a) ......... 4,709,310
6,000,000 Citigroup, Inc.,
(SOFR RATE + 1.939%),
3 .79% , 03/17/33 (a) ......... 5,414,656
5,980,000 Fifth Third Bancorp,
(SOFR RATE + 2.340%),
6 .34% , 07/27/29 (a) ......... 6,222,125
5,000,000 Goldman Sachs Group, Inc. (The),
(SOFR RATE + 1.135%),
4 .69% , 10/23/30 (a) ......... 4,913,089
5,000,000 Huntington Bancshares, Inc.,
(SOFR RATE + 1.276%),
5 .27% , 01/15/31 (a) ......... 5,010,302
6,565,000 JP Morgan Chase & Co.,
(SOFR RATE + 1.015%),
2 .07% , 06/01/29 (a) ......... 6,003,098
3,099,000 JP Morgan Chase & Co.,
(3 mo. Term SOFR + 1.522%),
4 .20% , 07/23/29 (a) ......... 3,030,529
4,600,000 JP Morgan Chase & Co.,
(SOFR RATE + 2.080%),
4 .91% , 07/25/33 (a) ......... 4,509,547
4,600,000 Mitsubishi UFJ Financial Group, Inc.,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
0.750%),
1 .54% , 07/20/27 (a) ......... 4,392,348
6,000,000 Morgan Stanley,
(SOFR RATE + 1.730%),
5 .47% , 01/18/35 (a) ......... 5,986,788
5,000,000 PNC Financial Services Group, Inc.
(The),
(SOFR RATE + 1.072%),
5 .22% , 01/29/31 (a) ......... 5,032,752
Principal
Amount Value
Banks (continued)
$ 4,989,000 Sumitomo Mitsui Financial Group,
Inc.,
2 .63% , 07/14/26 ........... $ 4,849,319
5,520,000 Toronto-Dominion Bank (The)
GMTN,
5 .53% , 07/17/26 ........... 5,588,424
5,431,000 Truist Financial Corp. MTN,
(SOFR RATE + 2.050%),
6 .05% , 06/08/27 (a) ......... 5,515,237
3,000,000 UBS AG,
(SOFR RATE + 0.720%),
4 .86% , 01/10/28 (a) ......... 3,009,754
5,000,000 UBS Group AG,
(SOFR RATE + 3.730%),
4 .19% , 04/01/31 (a) (b) ....... 4,772,677
92,325,662
Consumer Discretionary — 1 .6%
7,735,000 General Motors Financial Co., Inc.,
2 .70% , 06/10/31 ........... 6,574,193
5,000,000 Marriott International, Inc., Series
GG,
3 .50% , 10/15/32 ........... 4,410,372
3,229,000 Southwest Airlines Co.,
5 .13% , 06/15/27 ........... 3,248,290
3,997,000 Toyota Motor Credit Corp. GMTN,
5 .25% , 09/11/28 ........... 4,070,888
5,520,000 Warnermedia Holdings, Inc.,
3 .76% , 03/15/27 ........... 5,346,523
23,650,266
Consumer Staples — 0 .4%
5,000,000 Diageo Capital Plc,
5 .63% , 10/05/33 ........... 5,137,619
Energy — 2 .1%
7,504,000 BP Capital Markets America, Inc.,
4 .81% , 02/13/33 ........... 7,272,332
5,000,000 Cheniere Corpus Christi Holdings
LLC,
3 .70% , 11/15/29 ........... 4,701,734
3,480,000 Diamondback Energy, Inc.,
5 .15% , 01/30/30 ........... 3,492,080
5,122,000 Energy Transfer LP,
4 .95% , 06/15/28 ........... 5,125,764
4,913,000 Sabine Pass Liquefaction LLC,
5 .88% , 06/30/26 ........... 4,958,717
4,600,000 Williams Cos., Inc. (The),
3 .75% , 06/15/27 ........... 4,497,136
30,047,763

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
Financial Services — 3 .6%
$ 2,852,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust,
6 .10% , 01/15/27 ........... $ 2,913,337
2,950,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust,
4 .63% , 09/10/29 ........... 2,889,596
4,600,000 Air Lease Corp.,
5 .85% , 12/15/27 ........... 4,719,824
2,738,000 American Express Co.,
(SOFR RATE + 1.330%),
6 .34% , 10/30/26 (a) ......... 2,769,320
4,600,000 Athene Global Funding,
1 .73% , 10/02/26 (b) ......... 4,370,234
4,642,000 Capital One Financial Corp.,
(SOFR RATE + 2.080%),
5 .47% , 02/01/29 (a) ......... 4,696,182
2,903,000 Capital One Financial Corp.,
(SOFR RATE + 2.640%),
6 .31% , 06/08/29 (a) ......... 3,008,434
2,291,000 Charles Schwab Corp. (The),
2 .45% , 03/03/27 ........... 2,192,622
2,976,000 Charles Schwab Corp. (The),
2 .00% , 03/20/28 ........... 2,743,406
4,600,000 Corebridge Financial, Inc.,
5 .75% , 01/15/34 ........... 4,679,077
5,000,000 Marsh & McLennan Cos., Inc.,
4 .65% , 03/15/30 ........... 4,934,793
5,000,000 Metropolitan Life Global Funding I,
5 .40% , 09/12/28 (b) ......... 5,092,546
6,941,000 PayPal Holdings, Inc.,
2 .85% , 10/01/29 ........... 6,389,627
51,398,998
Health Care — 3 .4%
4,600,000 AbbVie, Inc.,
3 .20% , 11/21/29 ........... 4,287,654
5,742,000 CVS Health Corp.,
5 .25% , 01/30/31 ........... 5,679,196
5,000,000 Elevance Health, Inc.,
5 .38% , 06/15/34 ........... 4,977,398
4,600,000 Haleon US Capital LLC,
3 .38% , 03/24/27 ........... 4,476,084
3,038,000 HCA, Inc.,
5 .38% , 09/01/26 ........... 3,052,784
3,000,000 HCA, Inc.,
5 .45% , 09/15/34 ........... 2,938,753
5,520,000 Kenvue, Inc.,
4 .90% , 03/22/33 ........... 5,441,301
Principal
Amount Value
Health Care (continued)
$ 5,490,000 Laboratory Corp. of America
Holdings,
4 .55% , 04/01/32 ........... $ 5,256,826
4,600,000 Pfizer Investment Enterprises Pte Ltd.,
4 .75% , 05/19/33 ........... 4,471,527
5,000,000 Stryker Corp.,
5 .20% , 02/10/35 ........... 4,966,283
3,272,000 Zimmer Biomet Holdings, Inc.,
5 .35% , 12/01/28 ........... 3,325,150
48,872,956
Industrials — 1 .6%
5,520,000 BAE Systems Plc,
5 .13% , 03/26/29 (b) ......... 5,546,862
1,365,000 John Deere Capital Corp. MTN,
4 .95% , 07/14/28 ........... 1,382,426
6,216,000 L3Harris Technologies, Inc.,
5 .25% , 06/01/31 ........... 6,250,542
5,000,000 Smurfit Westrock Financing DAC,
5 .42% , 01/15/35 (b) ......... 4,997,952
4,600,000 Waste Connections, Inc.,
5 .00% , 03/01/34 ........... 4,503,679
22,681,461
Information Technology — 1 .9%
5,000,000 Broadcom, Inc.,
5 .05% , 07/12/29 ........... 5,019,956
4,585,000 Fiserv, Inc.,
3 .50% , 07/01/29 ........... 4,313,660
2,176,000 Fiserv, Inc.,
5 .35% , 03/15/31 ........... 2,205,599
5,421,000 KLA Corp.,
4 .70% , 02/01/34 ........... 5,256,665
5,000,000 Microchip Technology, Inc.,
4 .90% , 03/15/28 ........... 4,992,692
6,116,000 Texas Instruments, Inc.,
1 .75% , 05/04/30 ........... 5,265,721
27,054,293
Materials — 1 .2%
5,520,000 BHP Billiton Finance USA Ltd.,
5 .10% , 09/08/28 ........... 5,584,387
4,965,000 CRH SMW Finance DAC,
5 .13% , 01/09/30 ........... 4,985,949
4,499,000 Glencore Funding LLC,
5 .34% , 04/04/27 (b) ......... 4,547,443
2,000,000 Vulcan Materials Co.,
4 .95% , 12/01/29 ........... 2,000,658
17,118,437

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
Real Estate — 1 .2%
$ 5,000,000 American Tower Corp. REIT,
5 .00% , 01/31/30 ........... $ 4,976,630
1,660,000 Brixmor Operating Partnership LP
REIT,
3 .90% , 03/15/27 ........... 1,625,695
5,000,000 Equinix Europe 2 Financing Corp.
LLC REIT,
5 .50% , 06/15/34 ........... 5,009,604
6,070,000 Public Storage Operating Co. REIT,
1 .85% , 05/01/28 ........... 5,564,665
17,176,594
Telecommunication Services — 0 .3%
4,600,000 Cisco Systems, Inc.,
4 .95% , 02/26/31 ........... 4,625,168
Utilities — 2 .7%
4,600,000 DTE Energy Co.,
4 .95% , 07/01/27 ........... 4,618,607
1,555,000 Duke Energy Corp.,
2 .65% , 09/01/26 ........... 1,508,357
5,235,000 Georgia Power Co.,
4 .55% , 03/15/30 ........... 5,147,003
4,600,000 National Rural Utilities Cooperative
Finance Corp. MTN,
5 .05% , 09/15/28 ........... 4,637,702
4,750,000 NextEra Energy Capital Holdings,
Inc.,
5 .05% , 03/15/30 ........... 4,742,953
4,600,000 Pacific Gas and Electric Co.,
5 .55% , 05/15/29 ........... 4,584,628
4,723,000 Public Service Enterprise Group, Inc.,
5 .88% , 10/15/28 ........... 4,880,195
3,024,466 SCE Recovery Funding LLC, Series
A-1,
0 .86% , 11/15/31 ........... 2,644,665
5,161,000 Southern California Edison Co.,
5 .65% , 10/01/28 ........... 5,208,712
37,972,822
Total Corporate Bonds
(Cost $381,043,426)
378,062,039
Principal
Amount Value
ASSET-BACKED SECURITIES — 7.9%
BERMUDA — 0 .4%
Collateralized Loan Obligations — 0 .4%
$ 5,000,000 Trinitas CLO XXIII Ltd., Series 2023-
23A, Class A,
(3 mo. Term SOFR + 1.800%),
6 .09% , 10/20/36 (a) (b) ....... $ 5,037,379
CAYMAN ISLANDS — 2 .6%
Collateralized Loan Obligations — 2 .6%
3,500,000 AGL CLO 10 Ltd., Series 2021-10A,
Class B,
(3 mo. Term SOFR + 1.762%),
6 .06% , 04/15/34 (a) (b) ....... 3,514,005
4,500,000 Benefit Street Partners CLO XVIII
Ltd., Series 2019-18A, Class BR,
(3 mo. Term SOFR + 1.962%),
6 .26% , 10/15/34 (a) (b) ....... 4,528,761
2,000,000 Flatiron CLO 19 Ltd., Series 2019-1A,
Class BR,
(3 mo. Term SOFR + 1.812%),
6 .30% , 11/16/34 (a) (b) ....... 2,006,095
3,500,000 Golub Capital Partners CLO Ltd.,
Series 2020-50A, Class BR,
(3 mo. Term SOFR + 1.950%),
6 .24% , 04/20/35 (a) (b) ....... 3,525,061
1,500,000 LCM XXIV Ltd., Series 24A,
Class BR,
(3 mo. Term SOFR + 1.662%),
5 .95% , 03/20/30 (a) (b) ....... 1,500,446
4,500,000 Octagon 55 Ltd., Series 2021-1A,
Class B,
(3 mo. Term SOFR + 1.912%),
6 .20% , 07/20/34 (a) (b) ....... 4,516,211
4,500,000 Palmer Square CLO Ltd., Series 2022-
1A, Class B,
(3 mo. Term SOFR + 1.800%),
6 .09% , 04/20/35 (a) (b) ....... 4,526,955
4,000,000 Palmer Square Loan Funding Ltd.,
Series 2021-3A, Class A2,
(3 mo. Term SOFR + 1.662%),
5 .95% , 07/20/29 (a) (b) ....... 4,009,313
4,250,000 Regatta XXI Funding Ltd., Series
2021-3A, Class BR,
(3 mo. Term SOFR + 1.750%),
6 .05% , 10/15/37 (a) (b) ....... 4,283,193
5,000,000 RRX 7 Ltd., Series 2022-7A, Class A2,
(3 mo. Term SOFR + 2.000%),
6 .30% , 07/15/35 (a) (b) ....... 5,012,286
37,422,326

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
JERSEY CHANNEL ISLANDS — 0 .5%
Collateralized Loan Obligations — 0 .5%
$ 2,750,000 Golub Capital Partners CLO Ltd.,
Series 2024-74A, Class A,
(3 mo. Term SOFR + 1.500%),
5 .80% , 07/25/37 (a) (b) ....... $ 2,780,080
4,000,000 OCP Aegis CLO Ltd., Series 2023-
29A, Class BR,
(3 mo. Term SOFR + 1.550%),
5 .84% , 01/20/36 (a) (b) ....... 3,999,917
6,779,997
UNITED STATES — 4 .4%
Other Asset-Backed Securities — 4 .4%
1,850,000 Amur Equipment Finance Receivables
XIV LLC, Series 2024-2A,
Class A2,
5 .19% , 07/21/31 (b) ......... 1,862,434
3,000,000 Avis Budget Rental Car Funding
AESOP LLC, Series 2022-5A,
Class A,
6 .12% , 04/20/27 (b) ......... 3,041,564
3,850,000 Bank of America Auto Trust, Series
2023-2A, Class A3,
5 .74% , 06/15/28 (b) ......... 3,903,936
1,000,000 BofA Auto Trust, Series 2024-1A,
Class A3,
5 .35% , 11/15/28 (b) ......... 1,011,013
483,970 Capital One Prime Auto Receivables
Trust, Series 2021-1, Class A3,
0 .77% , 09/15/26 ........... 479,887
1,500,000 CarMax Auto Owner Trust, Series
2021-1, Class B,
0 .74% , 10/15/26 ........... 1,492,539
373,704 CarMax Auto Owner Trust, Series
2022-2, Class A3,
3 .49% , 02/16/27 ........... 372,349
3,554,801 CarMax Auto Owner Trust, Series
2022-4, Class A3,
5 .34% , 08/16/27 ........... 3,570,844
2,250,000 CarMax Auto Owner Trust, Series
2023-4, Class A3,
6 .00% , 07/17/28 ........... 2,288,907
2,000,000 CarMax Auto Owner Trust, Series
2024-4, Class A3,
4 .60% , 10/15/29 ........... 2,000,753
1,500,000 CNH Equipment Trust, Series 2021-
C, Class A4,
1 .16% , 10/16/28 ........... 1,453,392
1,500,000 CNH Equipment Trust, Series 2024-
B, Class A3,
5 .19% , 09/17/29 ........... 1,519,479
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 3,750,000 Daimler Trucks Retail Trust, Series
2023-1, Class A3,
5 .90% , 03/15/27 ........... $ 3,783,457
1,328,002 Enterprise Fleet Financing LLC, Series
2024-1, Class A2,
5 .23% , 03/20/30 (b) ......... 1,336,782
1,000,000 Enterprise Fleet Financing LLC, Series
2024-2, Class A2,
5 .74% , 12/20/26 (b) ......... 1,007,181
4,000,000 Ford Credit Auto Owner Trust, Series
2020-2, Class A,
1 .06% , 04/15/33 (b) ......... 3,903,870
2,000,000 Honda Auto Receivables Owner Trust,
Series 2023-2, Class A3,
4 .93% , 11/15/27 ........... 2,008,503
1,000,000 HPEFS Equipment Trust, Series 2024-
2A, Class A3,
5 .36% , 10/20/31 (b) ......... 1,009,490
2,600,000 John Deere Owner Trust, Series 2024-
B, Class A3,
5 .20% , 03/15/29 ........... 2,633,685
3,000,000 Kubota Credit Owner Trust, Series
2023-2A, Class A3,
5 .28% , 01/18/28 (b) ......... 3,029,474
1,000,000 Kubota Credit Owner Trust, Series
2024-2A, Class A2,
5 .45% , 04/15/27 (b) ......... 1,006,211
3,750,000 M&T Equipment Notes, Series 2024-
1A, Class A3,
4 .76% , 08/18/31 (b) ......... 3,749,341
1,060,896 Navient Private Education Refi Loan
Trust, Series 2021-BA, Class A,
0 .94% , 07/15/69 (b) ......... 952,069
1,737,128 Navient Private Education Refi Loan
Trust, Series 2021-CA, Class A,
1 .06% , 10/15/69 (b) ......... 1,556,975
3,700,000 PFS Financing Corp., Series 2024-B,
Class A,
4 .95% , 02/15/29 (b) ......... 3,722,899
1,250,000 Santander Drive Auto Receivables
Trust, Series 2025-1, Class A3,
4 .74% , 01/16/29 ........... 1,251,097
800,000 SFS Auto Receivables Securitization
Trust, Series 2024-2A, Class A3,
5 .33% , 11/20/29 (b) ......... 808,708
185,960 Sofi Professional Loan Program Trust,
Series 2018-B, Class A2FX,
3 .34% , 08/25/47 (b) ......... 184,469

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 437,469 Sofi Professional Loan Program Trust,
Series 2021-A, Class AFX,
1 .03% , 08/17/43 (b) ......... $ 378,708
1,800,000 Synchrony Card Funding LLC, Series
2022-A1, Class A,
3 .37% , 04/15/28 ........... 1,795,696
822,783 Tesla Auto Lease Trust, Series 2023-A,
Class A3,
5 .89% , 06/22/26 (b) ......... 825,374
3,000,000 Verizon Master Trust, Series 2025-1,
Class A,
4 .71% , 01/21/31 ........... 3,011,447
2,500,000 Wheels Fleet Lease Funding 1 LLC,
Series 2024-2A, Class A1,
4 .87% , 06/21/39 (b) ......... 2,505,942
63,458,475
Total Asset-Backed Securities
(Cost $112,600,712)
112,698,177
NON-AGENCY MORTGAGE-BACKED
SECURITIES — 0.0%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0 .0%
395,357 JP Morgan Tax-Exempt Pass-Through
Trust, Series 2012-AMT1,
Class A,
3 .00% , 01/27/38 (b) ......... 356,982
Total Non-Agency Mortgage-Backed Securities
(Cost $399,411)
356,982
U.S. GOVERNMENT AGENCIES — 0.4%
Federal Farm Credit Banks Funding Corp.
— 0 .4%
5,000,000 5 .65% , 07/25/33 ............... 4,997,227
Total U.S. Government Agencies
(Cost $5,000,000)
4,997,227
U.S. GOVERNMENT SECURITIES — 63.0%
U.S. Treasury Bills — 0 .7%
9,400,000 4 .46% , 08/07/25 (c) ............. 9,199,774
U.S. Treasury Bonds — 2 .7%
43,863,000 2 .88% , 05/15/52 ............... 30,671,545
9,247,000 4 .13% , 08/15/53 ............... 8,235,610
38,907,155
U.S. Treasury Inflation Indexed Notes — 2 .6%
37,140,824 1 .25% , 04/15/28 (d) ............ 36,593,802
U.S. Treasury Notes — 57 .0%
8,631,000 4 .88% , 04/30/26 ............... 8,696,407
Principal
Amount Value
U.S. Treasury Notes (continued)
$ 10,185,000 4 .88% , 05/31/26 ............... $ 10,267,753
52,522,000 4 .63% , 10/15/26 ............... 52,862,573
13,255,000 4 .13% , 10/31/26 ............... 13,234,807
11,074,000 4 .38% , 07/15/27 ............... 11,113,365
3,255,000 3 .88% , 10/15/27 ............... 3,225,501
82,883,000 4 .00% , 06/30/28 ............... 82,190,149
100,994,000 4 .13% , 07/31/28 ............... 100,508,755
224,686,000 3 .63% , 08/31/29 ............... 218,208,725
472,000 3 .88% , 12/31/29 ............... 462,265
170,817,000 3 .75% , 08/31/31 ............... 164,157,805
60,326,000 4 .00% , 02/15/34 ............... 57,960,090
97,941,000 3 .88% , 08/15/34 ............... 92,906,220
815,794,415
Total U.S. Government Securities
(Cost $918,684,620)
900,495,146
Shares
INVESTMENT COMPANY — 1.8%
26,231,875 Federated Hermes U.S. Treasury Cash
Reserves, Premier Class , 4 .25% (e) 26,231,875
Total Investment Company
(Cost $26,231,875)
26,231,875
TOTAL INVESTMENTS — 99.5%
(Cost $1,443,960,044)
$ 1,422,841,446
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.5%
7,814,799
NET ASSETS — 100.0%
$ 1,430,656,245
(a) Floating or variable rate security. The Reference Rate is defined below. Interest rate shown reflects the rate in effect as of January
31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c) Zero coupon security. The rate represents the yield at time of purchase.
(d) Inflation protected security.
(e) The rate shown represents the current yield as of January 31, 2025.

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
The following abbreviations are used in the report:
CLO — Collateralized Loan Obligation
GMTN — Global Medium Term Note
MTN — Medium Term Note
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
Portfolio Diversification by Sector (Unaudited)
Sector:
Percentage
of Net Assets
Asset-Backed Securities ......................... 7 .9%
Corporate Bonds ............................. 26 .4
Non-Agency Mortgage-Backed Securities ............ 0 .0 *
U.S. Government Agencies and Securities ........... 63 .4
Other
**
..................................... 2 .3
100 .0%
*
Represents less than 0.05% of net assets.
** Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.